Offerings - Offering: 1	Feb. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value NIS 0.01 per share
Amount Registered | shares	1,580,000
Proposed Maximum Offering Price per Unit	8.67
Maximum Aggregate Offering Price	$ 13,698,600.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,891.78
Offering Note	a. Calculated solely for purposes of this offering under Rules 457(c) and 457(h) of the Securities Act of 1933, as amended (the "Securities Act"), on the basis of the average of the high and low prices per share of Registrant's ordinary shares on February 10, 2026 as reported by The Nasdaq Stock Market.

b. Covers 1,580,000 shares of the Registrant's ordinary shares, par value NIS 0.01 per share (the "ordinary shares"), issuable under the Registrant’s 2026 Israeli Share Option Plan (the "Plan"). Pursuant to Rule 416 promulgated under the Securities Act, this registration statement shall also be deemed to cover any additional ordinary shares that may from time to time be offered or issued under the Plan to prevent dilution resulting from stock splits, stock dividends or similar transactions that increases the number of outstanding ordinary shares.